PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust. The report covers the six-month period ended October 31, 1997. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete listing of fund holdings and its financial statements.

On behalf of its investors, the fund pursues income through a diversified portfolio consisting primarily of intermediate-term, high-quality debt securities. As of October 31, 1997, the fund's portfolio was invested primarily in corporate bonds (72.4%), followed by mortgage-backed securities (10.8%), government agency securities (8.9%), U.S. Treasury securities (5.6%), asset-backed securities (0.9%), and a repurchase agreement (1.4%).

During the six-month reporting period, the fund's Institutional Shares produced a total return of 6.72% through dividends totaling $0.32 per share and a net asset value increase of 3.00%.* The fund's Institutional Service Shares produced a total return of 6.59% through dividends of $0.31 per share and a net asset value increase of 3.00%.*

Total net assets in the fund reached $142.3 million at the period's end.

Thank you for selecting Federated Intermediate Income Fund as a high-quality income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,
[Graphic]
Glen R. Johnson
President
December 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

Federated Intermediate Income Fund invests primarily in high-quality corporate debt securities rated in one of the three highest categories (A or better) by a nationally recognized statistical rating organization. The fund also invests in other high-quality government and asset-backed securities. The fund's duration is managed within a range of three to seven years.

The investment environment for high-quality, fixed-income securities over the six-month reporting period ended October 31, 1997 was very positive. Over the summer months, the bond investment community began pricing in lower inflationary expectations, given consistently moderate readings for both the Consumer Price Index and Producer Price Index monthly releases. Just as importantly, the final month of the reporting period, October 1997, saw a massive "flight to quality" as investors worldwide flocked to U.S. Treasury securities in response to currency and financial market disruptions abroad. As a result, interest rates fell across all maturity points for the six-month period with the 2-year Treasury and 30-year Treasury securities declining 0.67% and 0.80%, respectively.

Relative to sector performance, the highest returns coincided with the highest quality securities as "spread product" (i.e., corporates, mortgages, and asset-backed securities) generated solid positive returns but underperformed comparable maturity Treasury securities. This scenario played out aggressively during the month of October 1997, which proved to be the worst relative performance month for investment grade corporate bonds in many years.

Fund duration was maintained within a small range, short of a neutral position. Given that the fund is designed to provide investors with exposure to the high-quality, corporate-bond market, both the sector emphasis and duration targets served to deliver a very positive total return but short of the Lehman Brothers Government/Corporate Index,* which is primarily comprised of U.S. government securities. For the six-month reporting period ended October 31, 1997, the fund's Institutional Shares and Institutional Service Shares generated a return of 6.72% and 6.59%, respectively, versus a total return of 7.42% for the index.**

* Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. goverment and quasi-federal coporations, and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Investments cannot be made in an index.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PORTFOLIO OF INVESTMENTS
                     FEDERATED INTERMEDIATE INCOME FUND
                        OCTOBER 31, 1997 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                            VALUE

 ASSET-BACKED SECURITIES--0.9%
 HOME EQUITY RECEIVABLES--0.1%
 $            99,630 TMS Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007         $      100,658
 NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES--0.8%
             400,000 Prudential Bache CMO Trust Series 8, Class F, 7.965%, 3/1/2019         409,884
             500,000 Residential Funding Corp. 1993-S26, Class A10, 7.50%,                  502,640
                     7/25/2023
             300,000 Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023         287,808
                         TOTAL                                                            1,200,332
                         TOTAL ASSET-BACKED SECURITIES                                    1,300,990
                        (IDENTIFIED COST $1,323,072)
 CORPORATE BONDS--72.4%
 AEROSPACE & DEFENSE--1.3%
             300,000 Boeing Co., Unsecured Note, 6.35%, 6/15/2003                           302,490
           1,500,000 (a)British Aerospace Finance, Inc., 7.50%, 7/1/2027                  1,567,881
                         TOTAL                                                            1,870,371
 AIR TRANSPORTATION--0.7%
           1,000,000 Southwest Airlines Co., Deb., 7.375%, 3/1/2027                       1,038,960
 BANKING--7.4%
           1,250,000 ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026               1,248,175
           1,500,000 African Development Bank, Note, 6.875%, 10/15/2015                   1,533,495
           2,000,000 Banco Santander, Bank Guarantee, 7.875%, 4/15/2005                   2,139,420
           1,000,000 Barclays North America, Deb., 9.75%, 5/15/2021                       1,144,580
             920,000 Chase Manhattan Corp., Sub. Note, 8.00%, 5/1/2005                      930,074
           1,500,000 Export-Import Bank Korea, 7.10%, 3/15/2007                           1,432,395
             250,000 First Chicago NBD Corp., Sub. Note, 8.10%, 3/1/2002                    267,010
           1,000,000 National Bank of Canada, Montreal, Sub. Note, 8.125%,                1,085,750
                     8/15/2004
             300,000 Northern Trust Corp., Sub. Note, 9.00%, 5/15/1998                      305,319
             430,000 PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007                        437,430
                         TOTAL                                                           10,523,648
 BEVERAGE & TOBACCO--1.9%
             350,000 American Brands, Inc., Medium Term Note, 8.87%, 8/10/1998              358,669
           2,000,000 Philip Morris Cos., Inc., Deb., 7.75%, 1/15/2027                     2,069,060
             250,000 Philip Morris Cos., Inc., Deb., 9.25%, 12/1/1997                       250,785
                         TOTAL                                                            2,678,514

FEDERATED INTERMEDIATE INCOME FUND

     PRINCIPAL
       AMOUNT                                                                            VALUE

 CORPORATE BONDS--CONTINUED
 CHEMICALS & PLASTICS--1.1%
 $         1,500,000 (a)Bayer Corp., Deb., 6.50%, 10/1/2002                          $    1,522,185
 CONGLOMERATES--0.8%
           1,250,000 (a)Hutchison Whampoa Finance, Company Guarantee, 7.50%,              1,127,163
                     8/1/2027
 COSMETICS & TOILETRIES--0.2%
             225,000 Gillette Co., Note, 6.25%, 8/15/2003                                   226,343
 ECOLOGICAL SERVICES & EQUIPMENT--1.6%
           2,000,000 WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                        2,269,760
 EDUCATION--3.1%
           1,975,000 Boston University, 7.625%, 7/15/2097                                 2,104,327
           1,150,000 Columbia University, Medium Term Note, 8.62%, 2/21/2001              1,240,769
           1,000,000 Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007           1,132,740
                         TOTAL                                                            4,477,836
 ELECTRONICS--1.9%
             300,000 Emerson Electric Co., Note, 6.30%, 11/1/2005                           300,834
           2,250,000 Harris Corp., Deb., 10.375%, 12/1/2018                               2,459,880
                         TOTAL                                                            2,760,714
 FINANCE - AUTOMOTIVE--1.5%
           2,000,000 Ford Capital BV, Note, 9.375%, 5/15/2001                             2,202,160
 FINANCIAL INTERMEDIARIES--6.6%
           1,500,000 Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.875%,       1,516,485
                     11/1/2005
           1,700,000 Green Tree Financial Corp., Medium Term Note, 6.50%, 9/26/2002       1,701,948
           2,000,000 Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007              2,084,600
           2,000,000 Morgan Stanley Group, Inc., Deb., 9.25%, 3/1/1998                    2,024,460
           1,050,000 Norwest Financial, Inc., Note, 6.23%, 9/1/1998                       1,055,366
             991,463 (a)World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%,         1,014,376
                     9/1/2013
                         TOTAL                                                            9,397,235
 FINANCIAL SERVICES--1.6%
             250,000 American Express Credit Corp., Deb., 8.50%, 6/15/1999                  260,222
           2,000,000 Associates Corp. of North America, Sr. Note, 6.68%, 9/17/1999        2,026,760
                         TOTAL                                                            2,286,982
 FOOD PRODUCTS--0.2%
             300,000 Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001                      297,687

FEDERATED INTERMEDIATE INCOME FUND

     PRINCIPAL
       AMOUNT                                                                            VALUE

 CORPORATE BONDS--CONTINUED
 HEALTH SERVICES--1.7%
 $         1,000,000 Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001       $    1,017,220
           1,500,000 Columbia/HCA Healthcare Corp., Deb., 7.19%, 11/15/2015               1,390,455
                         TOTAL                                                            2,407,675
 INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
             300,000 Illinois Tool Works, Inc., Note, 5.875%, 3/1/2000                      299,835
 INSURANCE--10.5%
           2,500,000 Allmerica Financial Corp., Sr. Note, 7.625%, 10/15/2025              2,624,750
           3,175,000 American General Corp., S.F. Deb., 9.625%, 2/1/2018                  3,350,736
           2,000,000 CNA Financial Corp., Deb., 7.25%, 11/15/2023                         1,994,000
             300,000 Chubb Capital Corp., Note, 6.00%, 2/1/1998                             300,486
           1,000,000 GEICO Corp., Deb., 9.15%, 9/15/2021                                  1,126,150
             250,000 MBIA, Deb., 9.00%, 2/15/2001                                           271,690
           2,000,000 (a) Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006          2,082,660
           1,500,000 SunAmerica, Inc., Medium Term Note, 7.34%, 8/30/2005                 1,562,973
           1,000,000 SunAmerica, Inc., Note, 6.20%, 10/31/1999                            1,004,810
             500,000 SunAmerica, Inc., Sr. Note, 9.00%, 1/15/1999                           518,425
                         TOTAL                                                           14,836,680
 MACHINERY & EQUIPMENT--0.7%
           1,000,000 Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B,        1,016,380
                     6.90%, 7/2/2019
 METALS & MINING--2.6%
           1,000,000 Alcan Aluminum, Ltd., Deb., 9.20%, 3/15/2001                         1,012,610
           2,500,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007                            2,660,575
                         TOTAL                                                            3,673,185
 MUNICIPAL SERVICES--4.2%
           1,325,000 Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA            1,406,607
                     LOC), 11/1/2018
           1,000,000 Miami, Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC        1,007,500
                     LOC), 12/1/2025
           1,250,000 Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable           1,378,813
                     Revenue Bonds (Series 9), 8.95% (Minneapolis/St. Paul, MN),
                     1/1/2022
           1,000,000 Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds            1,149,110
                     (CGIC GTD), 9/1/2014
           1,000,000 St. Johns County, FL Convention Center, Taxable Municipal            1,089,400
                     Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026
                         TOTAL                                                            6,031,430
 OIL & GAS--0.2%
             250,000 Shell Oil Co., Deb., 6.95%, 12/15/1998                                 253,583

FEDERATED INTERMEDIATE INCOME FUND

     PRINCIPAL
       AMOUNT                                                                            VALUE

 CORPORATE BONDS--CONTINUED
 PHARMACEUTICAL--0.2%
 $           250,000 American Home Products Corp., Note, 7.90%, 2/15/2005            $      273,595
 RAIL INDUSTRY--0.7%
           1,000,000 Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013                 998,200
 RETAILERS--4.9%
           1,874,000 Eckerd Corp., Sr. Sub. Note, 9.25%, 2/15/2004                        2,026,469
           2,000,000 May Department Stores Co., Deb., 8.125%, 8/15/2035                   2,207,240
           2,250,000 Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                      2,397,713
             300,000 Sears, Roebuck & Co., Deb., 8.45%, 11/1/1998                           308,088
                         TOTAL                                                            6,939,510
 SOVEREIGN GOVERNMENT--6.3%
           1,000,000 (a)Freeport Terminal (Malta) Ltd., Gtd. Global Note, 7.50%,          1,053,490
                     3/29/2009
           1,000,000 Quebec, Province of, Deb., 13.25%, 9/15/2014                         1,167,310
           1,500,000 Quebec, Province of, Deb., 7.50%, 7/15/2023                          1,572,630
           1,000,000 Sweden, Kingdom of, Deb., 10.25%, 11/1/2015                          1,335,370
           2,500,000 Swedish Export Credit, 9.875%, 3/15/2038                             2,657,675
           1,000,000 Victoria Public Authority, Local Gov't. Guarantee, 8.25%,            1,074,375
                     1/15/2002
                         TOTAL                                                            8,860,850
 SURFACE TRANSPORTATION--2.4%
           3,000,000 Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004         3,477,300
 TELECOMMUNICATIONS & CELLULAR--1.7%
           1,500,000 Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004         1,512,135
             800,000 New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001              868,792
                         TOTAL                                                            2,380,927
 UTILITIES--6.2%
           2,000,000 Cajun Electric Power, 9.52%, 3/15/2019                               2,122,820
             250,000 Central Illinois Public, 1st Mtg. Bond, 6.00%, 4/1/2000                250,232
             250,000 Consolidated Edison Co., Deb., 6.25%, 4/1/1998                         250,840
             250,000 Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004            268,207
           1,250,000 Enersis S.A., Note, 7.40%, 12/1/2016                                 1,218,612
           1,500,000 (a)Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026          1,611,405
           1,000,000 Kansas Electric Power Cooperative, Collateral Trust, 9.73%,          1,053,340
                     12/15/2017
             300,000 Midwest Power Systems, Inc., Mtg. Bond, 6.75%, 2/1/2000                304,815
             180,000 Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007          191,290

FEDERATED INTERMEDIATE INCOME FUND

     PRINCIPAL
       AMOUNT                                                                            VALUE

 CORPORATE BONDS--CONTINUED
 UTILITIES--CONTINUED
 $           250,000 Pennsylvania Power & Light Co., Mtg. Bond, 5.50%, 4/1/1998      $      250,020
             500,000 (a)Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096                      429,470
             400,000 Virginia Electric Power Co., Mtg. Bond, Series A, 9.375%,              408,128
                     6/1/1998
             500,000 Wisconsin Tel Co., Deb., 6.25%, 8/1/2004                               495,830
                         TOTAL                                                            8,855,009
                         TOTAL CORPORATE BONDS (IDENTIFIED COST $100,314,896)           102,983,717
 GOVERNMENT AGENCIES--8.9%
             200,000 Federal Home Loan Bank, 6.59%, 10/30/2000                              200,000
             250,000 Federal Home Loan Bank, 6.18%, 1/10/2001                               250,353
             550,000 Federal Home Loan Mortgage Corp., 5.94%, 3/8/1999                      550,506
             300,000 Federal Home Loan Mortgage Corp., 6.28%, 7/15/2003                     298,275
             500,000 Federal National Mortgage Association, 8.25%, 12/18/2000               533,490
             750,000 Federal National Mortgage Association, Medium Term Note,               757,830
                     7.43%, 8/4/2005
             500,000 Federal National Mortgage Association, 8.59%, 2/3/2005                 503,555
           4,500,000 Federal National Mortgage Association, 0/8.62%, 3/9/2022             4,420,710
             300,000 Tennessee Valley Authority, 6.88%, 1/15/2002                           306,006
           1,800,000 Tennessee Valley Authority, 0/8.63%, 11/15/2029                      1,693,296
           3,305,000 Tennessee Valley Authority, 0/8.63%, 11/15/2029                      3,096,686
                         TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,334,648)         12,610,707
 MORTGAGE BACKED SECURITIES--10.8%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--3.9%
           2,667,618 Pool 347571, 7.00%, 5/1/2003                                         2,699,309
             973,633 Pool E66857, 6.50%, 5/1/2012                                           973,029
           1,816,715 Pool C00426, 7.00%, 10/1/2025                                        1,830,340
                         TOTAL                                                            5,502,678
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.8%
           1,902,733 Pool 354370, 6.50%, 8/1/2003                                         1,908,670
           1,177,955 Pool 250412, 7.00%, 12/1/2010                                        1,195,989
             965,127 Pool 267905, 7.00%, 2/1/2024                                           975,078
                         TOTAL                                                            4,079,737
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.1%
           1,227,491 Pool 312595, 8.00%, 1/15/2022                                        1,280,813
           2,672,057 Pool 780359, 7.50%, 12/15/2023                                       2,748,879

FEDERATED INTERMEDIATE INCOME FUND

     PRINCIPAL
       AMOUNT                                                                            VALUE

 MORTGAGE BACKED SECURITIES--CONTINUED
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $           925,371 Pool 379983, 7.50%, 2/15/2024                                   $      951,976
             819,361 Pool 780204, 7.00%, 7/15/2025                                          826,785
                         TOTAL                                                            5,808,453
                         TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED
                         COST $15,044,051)                                               15,390,868
 TREASURY SECURITIES--5.6%
 U.S. TREASURY BONDS--5.6%
           3,800,000 6.00%, 2/15/2026                                                     3,700,630
           2,000,000 6.63%, 2/15/2027                                                     2,120,940
           2,000,000 7.00%, 7/15/2006                                                     2,147,960
                         TOTAL TREASURY SECURITIES (IDENTIFIED COST $7,898,667)           7,969,530
 (B)REPURCHASE AGREEMENT--1.4%
           1,955,000 BT Securities Corp., 5.71%, dated 10/31/1997, due 11/3/1997          1,955,000
                     (at amortized cost)
                         TOTAL INVESTMENTS (IDENTIFIED COST $138,870,334)(C)          $ 142,210,812

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1997, these securities amounted to $10,408,630 which represents 7.31% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $138,870,334. The net unrealized appreciation of investments on a federal tax basis amounts to $3,340,478 which is comprised of $3,878,599 appreciation and $538,121 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($142,326,334) at October 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation CGIC --Capital Guaranty Insurance Corporation CMO --Collateralized Mortgage Obligation FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty INS --Insured LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                     FEDERATED INTERMEDIATE INCOME FUND
                        OCTOBER 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $ 142,210,812
 $138,870,334)
 Income receivable                                                                        2,520,576
 Receivable for investments sold                                                          3,876,312
 Receivable for shares sold                                                                 322,012
 Deferred organizational costs                                                               16,858
 Deferred expenses                                                                            3,440
   Total assets                                                                         148,950,010
 LIABILITIES:
 Payable for investments purchased                                       $ 5,430,600
 Income distribution payable                                                 705,934
 Payable to Bank                                                             487,142
   Total liabilities                                                                      6,623,676
 Net Assets for 14,057,150 shares outstanding                                         $ 142,326,334
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $ 139,085,868
 Net unrealized appreciation of investments                                               3,340,478
 Accumulated net realized loss on investments                                             (112,098)
 Undistributed net investment income                                                         12,086
   Total Net Assets                                                                   $ 142,326,334
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $140,278,274 / 13,854,871 shares outstanding                                                $10.12
 INSTITUTIONAL SERVICE SHARES:
 $2,048,060 / 202,279 shares outstanding                                                     $10.12

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                     FEDERATED INTERMEDIATE INCOME FUND
                SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 4,575,801
 EXPENSES:
 Investment advisory fee                                                   $   331,324
 Administrative personnel and services fee                                      78,137
 Custodian fees                                                                  5,063
 Transfer and dividend disbursing agent fees and expenses                       20,199
 Directors'/Trustees' fees                                                       1,380
 Auditing fees                                                                   8,832
 Legal fees                                                                      2,024
 Portfolio accounting fees                                                      32,771
 Shareholder services fee--Institutional Shares                                164,362
 Shareholder services fee--Institutional Service Shares                          2,602
 Share registration costs                                                       19,872
 Printing and postage                                                           10,604
 Insurance premiums                                                              2,024
 Taxes                                                                           2,024
 Miscellaneous                                                                  16,927
   Total expenses                                                              698,145
 Waivers --
   Waiver of investment advisory fee                         $ (163,810)
   Waiver of shareholder services fee--Institutional Shares    (164,362)
   Waiver of shareholder services fee--Institutional               1,300
 Service Shares
     Total waivers                                                           (329,472)
       Net expenses                                                                         368,673
         Net investment income                                                            4,207,128
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           268,203
 Net change in unrealized appreciation of investments                                     4,039,435
   Net realized and unrealized gain on investments                                        4,307,638
     Change in net assets resulting from operations                                     $ 8,514,766

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                     FEDERATED INTERMEDIATE INCOME FUND

                                                                     SIX MONTHS
                                                                        ENDED
                                                                     (UNAUDITED)      YEAR ENDED
                                                                     OCTOBER 31,      APRIL 30,
                                                                         1997            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                               $   4,207,128   $    6,998,262
 Net realized gain (loss) on investments ($268,203 net gain and            268,203        (380,854)
 $268,793 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation of investments                    4,039,435          356,638
   Change in net assets resulting from operations                        8,514,766        6,974,046
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (4,175,248)      (6,940,716)
   Institutional Service Shares                                           (31,880)         (45,460)
 Distributions from net realized gains on investments
   Institutional Shares                                                         --         (56,910)
   Institutional Service Shares                                                 --            (534)
     Change in net assets resulting from distributions to              (4,207,128)      (7,043,620)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           30,726,002       70,364,497
 Net asset value of shares issued to shareholders in payment of            580,498        1,225,640
 distributions declared
 Cost of shares redeemed                                               (15,384,771)    (37,424,842)
   Change in net assets resulting from share transactions               15,921,729       34,165,295
     Change in net assets                                               20,229,367       34,095,721
 NET ASSETS:
 Beginning of period                                                   122,096,967       88,001,246
 End of period (including undistributed net investment income of     $ 142,326,334   $  122,096,967
 $12,086 and $12,086, respectively)

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          SIX MONTHS
                                                            ENDED
                                                         (UNAUDITED)
                                                          OCTOBER 31,         YEAR ENDED APRIL 30,
                                                             1997       1997    1996      1995   1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                       $9.79       $9.77    $9.55    $9.53   $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                     0.32        0.63     0.66     0.66     0.23
  Net realized and unrealized gain (loss) on investments    0.33        0.03     0.22     0.02   (0.47)
  Total from investment operations                          0.65        0.66     0.88     0.68   (0.24)
LESS DISTRIBUTIONS
  Distributions from net investment income                (0.32)      (0.63)   (0.66)   (0.66)   (0.23)
  Distributions from net realized gain on investments         --      (0.01)       --       --       --
  Total distributions                                     (0.32)      (0.64)   (0.66)   (0.66)   (0.23)
NET ASSET VALUE, END OF PERIOD                            $10.12       $9.79    $9.77    $9.55    $9.53
TOTAL RETURN(B)                                            6.72%       7.00%    9.13%    7.53%  (2.48%)
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.55%*       0.55%    0.55%    0.48%   0.00%*
  Net investment income                                   6.36%*       6.48%    6.52%    7.12%   6.36%*
  Expense waiver/reimbursement(c)                         0.50%*       0.57%    0.85%    1.22%   1.40%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)               $140,278    $121,307  $87,493  $32,508  $17,702
  Portfolio turnover                                         17%         55%      66%      88%       0%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public offering) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)
                                                          OCTOBER 31,      YEAR ENDED APRIL 30,
                                                              1997      1997   1996  1995  1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $9.79     $9.76 $9.55  $9.53  $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.31      0.61  0.63   0.64    0.22
   Net realized and unrealized gain (loss) on investments     0.33      0.04  0.21   0.02  (0.47)
   Total from investment operations                           0.64      0.65  0.84   0.66  (0.25)
 LESS DISTRIBUTIONS
   Distributions from net investment income                 (0.31)    (0.61) (0.63)(0.64)  (0.22)
   Distributions from net realized gain on investments          --    (0.01)    --     --      --
   Total distributions                                      (0.31)    (0.62) (0.63)(0.64)  (0.22)
 NET ASSET VALUE, END OF PERIOD                             $10.12     $9.79 $9.76  $9.55   $9.53
 TOTAL RETURN(B)                                             6.59%     6.73% 8.86%  7.27% (2.57%)
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                 0.80%*     0.80% 0.80%  0.72%  0.25%*
   Net investment income                                    6.11%*     6.21% 6.31%  6.85%  6.12%*
   Expense waiver/reimbursement(c)                          0.50%*     0.57% 0.85%  1.22%  1.40%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                  $2,048      $790  $508   $276    $225
   Portfolio turnover                                          17%       55%   66%    88%      0%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public offering) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                     FEDERATED INTERMEDIATE INCOME FUND
                        OCTOBER 31, 1997 (UNAUDITED)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $268,793, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

Additionally, net capital losses of $112,061 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at October 31, 1997 is as follows:

           SECURITY               ACQUISITION DATE    ACQUISITION COST
 British Aerospace Finance,           6/26/1997         $ 1,488,898
 Inc.
 Bayer Corp., Deb.                    3/21/1996           1,496,309
 Hutchison Whampoa Finance            7/25/1997           1,241,178
 World Financial, Pass Thru          11/18/1996             989,852
 Cert. Series 96
 Reinsurance Group of               3/19/1996 -           1,989,798
 America, Sr. Note                     7/2/1997
 Freeport Terminal (Malta)          3/17/1994 -             972,965
 Ltd., Gtd. Global Note               7/19/1994
 Israel Electric Corp. Ltd.,          1/28/1997           1,497,067
 Sr. Note
 Tenaga Nasional Berhad, Deb.          3/3/1997             474,926

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                   Six Months Ended              Year Ended
                                                   October 31, 1997            April 30, 1997
 Institutional Shares                             Shares       Amount       Shares       Amount
 Shares sold                                     2,943,341 $   29,406,208   7,046,674 $  69,424,049
 Shares issued to shareholders in payment of        56,736        566,529     121,307     1,193,759
 distributions declared
 Shares redeemed                                (1,531,517)  (15,278,091) (3,741,544)  (36,732,127)
   Net change resulting from Institutional
   Share transactions                            1,468,560 $   14,694,646   3,426,437 $  33,885,681
                                                   Six Months Ended               Year Ended
                                                   October 31, 1997             April 30, 1997
 Institutional Service Shares                     Shares       Amount       Shares       Amount
 Shares sold                                       130,861 $    1,319,794      95,657 $     940,448
 Shares issued to shareholders in payment of         1,398         13,969       3,236        31,881
 distributions declared
 Shares redeemed                                  (10,668)      (106,680)    (70,216)     (692,715)
   Net change resulting from Institutional         121,591 $    1,227,083      28,677 $     279,614
   Service Share transactions
   Net change resulting from share transactions  1,590,151 $   15,921,729   3,455,114 $  34,165,295

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $86,699 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended October 31, 1997, the Fund expensed $3,440 of organizational expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1997, were as follows:

PURCHASES $40,511,140 SALES $21,781,340

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Peter E. Madden
                               Gregor F. Meyer
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman
                               Glen R. Johnson
                                  President
                           J. Christopher Donahue
                          Executive Vice President
                             Edward C. Gonzales
                          Executive Vice President
                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary
                              Richard B. Fisher
                               Vice President
                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors
Federated Intermediate Income Fund
SEMI-ANNUAL REPORT TO SHAREHOLDERS
OCTOBER 31, 1997

[Federated Securities Logo]
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Libery Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 31420C407
Cusip 31420C506
G00715-01 (12/97)
[Graphic]


                             PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust. The report covers the six-month period ended October 31, 1997. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete listing of fund holdings and its financial statements.

On behalf of its investors, the fund pursues income through a diversified portfolio consisting primarily of short-term, high-quality debt securities. As of October 31, 1997, the fund's portfolio was invested primarily in corporate bonds (23.6%), asset-backed securities (41.6%), followed by mortgage-backed securities (28.3%), and U.S. Treasury notes (5.6%).

During the six-month reporting period, the fund's Institutional Shares produced a total return of 4.05% through dividends totaling $0.27 per share and a net asset value increase of $0.08 per share.* The fund's Institutional Service Shares produced a total return of 3.93% through dividends totaling $0.26 per share and a net asset value increase of $0.08 per share.*

Total net assets in the fund reached $217 million at the period's end.

Thank you for selecting Federated Short-Term Income Fund as a high-quality, short-term income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely, Glen R. Johnson
President
December 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

Federated Short-Term Income Fund represents a high-quality, fixed-income portfolio combining various fixed-income asset classes. The fund primarily invests in U.S. Treasury, government agency, and high-quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average maturity of no greater than three years, but generally having an effective modified duration of no greater than two years.

While the fixed-income markets exhibited significant directional volatility from month to month, the past six months were positive from the perspective of high-quality, total-return, fixed-income investors. For the six-month period ended October 31, 1997, interest rates fell across the entire maturity spectrum. Although the economic expansion continued to move forward, market participants appeared to have lowered inflationary expectations. These lowered expectations provided much of the impetus for the fixed-income rally that occurred through the summer.

With regard to sector performance, investors were compensated for exposure to the "spread" products. Mortgage-backed, asset-backed, and investment-grade corporate bonds all outperformed comparable maturity Treasury securities. During the reporting period, the fund generally maintained its largest exposure in asset-backed securities, attempting within that sector to obtain outperformance on a security specific basis. Significant allocations were also made to mortgage-backed and corporate securities in order to derive the aforementioned benefit of spread product. Conventional Treasury and agency securities, though utilized in the portfolio, received the lowest allocation. The fund's duration posture over the reporting period was maintained either at or slightly below the midpoint of its range of one to two years.

For the six months ended October 31, 1997, the fund's Institutional Service Shares provided a total return of 3.93%.* For the six months ended October 31, 1997, the fund's Institutional Shares produced a 4.05% total return,* compared to a 4.13% total return for the Merrill Lynch 1-3 Year Treasury Bond Index** and a 4.39% total return for the Merrill Lynch 1-3 Year Corporate Bond Index.** The durations of these indices (1.65 years and 1.84 years, respectively, as of October 31, 1997) are longer than that of the fund's duration midpoint (1.5 years), which explains the performance of the fund versus these indices. In addition, the fund's inability to purchase securities rated below single-A quality affected its performance relative to the Corporate Bond Index, as credit-sensitive securities performed well during the reporting period. No significant strategy changes are anticipated in the near term aside from a general portfolio upgrading should the current seven-year economic expansion show signs of waning.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Merrill Lynch 1-3 Year Treasury is an unmanaged index tracking short-term
   U.S. government securities between 1 and 2.99 years. The Merrill Lynch 1-3 year Corporate Index is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. Investments cannot be made in an index.

                          PORTFOLIO OF INVESTMENTS

                      FEDERATED SHORT-TERM INCOME FUND

                        OCTOBER 31, 1997 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 ASSET-BACKED SECURITIES--41.6%
 AUTOMOBILE--14.1%
 $          2,948,443 AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003        $    2,947,971
            1,518,904 Chevy Chase Auto Trust 1995-1, Class A, 6.00%, 12/15/2001           1,523,430
              936,024 Daimler-Benz Auto Grantor Trust 1995-A, Class A, 5.85%,               937,840
                      5/15/2002
              793,064 Fleetwood Credit Corp. 1992-A, Class A, 7.10%, 2/15/2007              798,647
            2,556,573 Honda Auto Receivables Grantor Trust 1995-A, Class A, 6.20%,        2,557,596
                      12/15/2000
            6,000,000 Navistar Financial Dealer Note Trust 1990-A, Class A-3,             6,035,340
                      6.548%, 1/25/2003
            1,636,445 Navistar Financial Corp. Owner Trust 1995-A, Class B, 6.85%,        1,656,803
                      11/20/2001
            3,698,307 Olympic Automobile Receivables Trust 1995-B, Class A2, 7.35%,       3,758,256
                      10/15/2001
            5,000,000 Olympic Automobile Receivables Trust 1996-C, Class A5, 7.00%,       5,162,150
                      3/15/2004
            3,000,000 Premier Auto Trust 1995-3, Class B, 6.25%, 8/6/2001
            3,015,030 2,218,266 (a)World Omni Auto Lease Securitization Trust
            1996-A, Class 2,220,218
                      A-1, 6.30%, 6/25/2002
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                      30,613,281
 CREDIT CARD--12.9%
            3,000,000 American Express Credit Account Master Trust 1997-1, Class A,       3,047,010
                      6.40%, 4/15/2005
            3,000,000 (b)Banco Nacional de Mexico S.A., Credit Card Merchant              2,987,820
                      Voucher Receivables Master Trust Series 1996-A, Class A1,
                      6.25%, 12/1/2003
            5,000,000 Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%,          5,048,350
                      7/1/2003
            2,000,000 Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%,         2,021,260
                      4/15/2005
              230,000 Circuit City Credit Card Master Trust 1995-1, Class A,                231,980
                      6.375%, 8/15/2005
            2,500,000 Dayton Hudson Credit Card Master Trust 1995-1, Class A,             2,510,900
                      6.10%, 2/25/2002
            3,333,333 Discover Credit Card Trust 1992-B, Class A, 6.80%, 6/16/2000        3,341,100
            4,050,000 Household Affinity Credit Card Master Trust 1993-1, Class B,        4,015,575
                      5.30%, 9/15/2000
            2,800,000 Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004              2,927,792
            1,000,000 Standard Credit Card Master Trust 1994-4, Class A, 8.25%,           1,076,010
                      11/7/2003
              680,000 Standard Credit Card Master Trust 1995-8, Class A, 6.70%,             691,703
                      9/7/2002
                      TOTAL                                                              27,899,500
 HOME EQUITY LOAN--5.2%
            1,330,618 AFC Home Equity Loan Trust 1992-3, Class A, 7.05%,
            8/15/2007 1,353,292 2,529,398 Advanta Home Equity Loan Trust 1992-1,
            Class A, 7.88%, 2,605,432
                      9/25/2008
            3,668,275 CWABS Asset Backed Certificates 1996-1, Class A-2, 6.525%,          3,707,122
                      2/25/2014
              472,950 GE Capital Home Equity Loan Trust 1991-1, Class A, 7.20%,             476,743
                      9/15/2011

 Federated Short-Term Income Fund

      PRINCIPAL
       AMOUNT                                                                            VALUE

 ASSET-BACKED SECURITIES--CONTINUED
 HOME EQUITY LOAN--CONTINUED
 $          3,132,668 (a)Merrill Lynch Home Equity Loan Trust 1993-1, Class B,       $    3,176,902
                      6.50%, 2/15/2003
                      TOTAL                                                              11,319,491
 MANUFACTURED HOUSING--4.2%
            3,000,000 Associates Manufactured Housing Certificates 1996-2, Class          3,017,460
                      A-2, 6.05%, 6/15/2027
            3,750,000 Associates Manufactured Housing Certificates 1996-2, Class          3,803,662
                      A-2, 6.70%, 3/15/2027
            1,991,802 Merrill Lynch Mortgage Investors, Inc. 1991-I, Class A,             2,044,764
                      7.65%, 1/15/2012
              348,751 Merrill Lynch Mortgage Investors, Inc. 1992-B, Class B,               353,061
                      8.50%, 4/15/2012
                      TOTAL                                                               9,218,947
 OTHER ASSET BACKED--5.2%
            2,739,683 (b)Bosque Asset Corp., 7.66%, 6/5/2002                              2,759,382
              260,000 Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%,              263,645
                      4/20/2005
            5,000,000 CSXT Trade Receivables Master Trust 1993-1, Class A, 5.05%,         4,977,650
                      9/25/1999
            8,779,918 (b)FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%,            1,373,267
                      4/15/2019
            1,789,796 Nations Credit Grantor Trust 1997-1, Class A, 6.75%,                1,820,491
                      8/15/2013
                      TOTAL                                                              11,194,435
                          TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $89,580,003)    90,245,654

 CORPORATE BONDS--23.6%
 BANKING--8.3%
            3,000,000 (a)BankAmerica Corp., Sub. Note, 5.50%, 6/25/2003                   2,962,200
            5,000,000 (a)Citicorp, Sub. Note, 5.538%, 10/25/2005                          4,922,750
            1,000,000 (a)J.P. Morgan & Co., Inc., Sub. Note, 5.379%, 8/19/2002              987,700
            3,000,000 (b)KeyCorp, Series A, 6.625%, 6/15/2029                             3,029,070
            2,000,000 Mercantile Bancorporation, Inc., 6.80%, 6/15/2001                   2,040,440
            4,000,000 Toronto-Dominion Bank, Sub. Note, 7.875%, 8/15/2004                 4,112,960
                      TOTAL                                                              18,055,120
 BEVERAGE & TOBACCO--1.4%
            3,000,000 Philip Morris Cos., Inc., Deb., 6.00%, 11/15/1999                   2,980,410
 FINANCE - AUTOMOTIVE--1.4%
            3,000,000 Ford Motor Credit Corp., Note, 5.83%, 6/29/1998                     3,001,521
 FINANCIAL INTERMEDIARIES--0.9%
            2,000,000 Lehman Brothers Holdings, Inc., Series E, 6.30%, 8/11/1999          2,007,700
 GOVERNMENT AGENCY--1.7%
            3,380,000 Swedish Export Credit, 9.875%, 3/15/2038                            3,593,177

 Federated Short-Term Income Fund

      PRINCIPAL
       AMOUNT                                                                            VALUE

 CORPORATE BONDS--CONTINUED
 INSURANCE--1.9%
 $          4,000,000 American General Corp., S.F. Deb., 9.625%, 2/1/2018            $    4,221,400
 STATE/PROVINCIAL--2.5%
            5,000,000 Province of Manitoba, 9.50%, 10/1/2000                              5,458,600
 TELECOMMUNICATIONS & CELLULAR--2.5%
            2,000,000 British Telecommunication PLC, 9.625%, 2/15/2019                    2,166,840
            3,000,000 Southwestern Bell Capital Corp., Note, 8.81%, 12/16/2004            3,212,550
                      TOTAL                                                               5,379,390
 UTILITIES--3.0%
            1,000,000 Big Rivers Electric Corp., U.S. Gov't. Guarantee, 10.70%,           1,057,380
                      9/15/2017
            1,750,000 Kansas Electric Power Cooperative, Collateral Trust, 9.73%,         1,843,345
                      12/15/2017
            2,000,000 Pennsylvania Power & Light Co., 9.25%, 10/1/2019                    2,184,960
            1,300,000 Philadelphia Electric Co., 8.625%, 6/1/2022                         1,378,858
                      TOTAL                                                               6,464,543
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $51,445,943)                51,161,861
 MORTGAGE-BACKED SECURITIES--28.3%
 COMMERCIAL MORTGAGE-BACKED SECURITIES--2.1%
            8,971,182 First Union Lehman Brothers Commercial Mortgage Trust, Series         714,913
                      1997-C1, Class IO, 1.307%, 4/18/2029
            4,000,000 (b)K Mart CMBS Financing, Inc., Series 1997-1, Class C,             4,003,760
                      6.075%, 2/1/2007
                      TOTAL                                                               4,718,673
 GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES--6.4%
            1,000,000 FNMA, 6.34%, 7/28/2000                                              1,005,590
            2,446,489 GNMA Pool 354754, 7.50%, 2/15/2024                                  2,504,593
            8,400,946 GNMA Pool 780360, 11.00%, 9/15/2015                                 9,503,553
           48,111,958 Vendee Mortgage Trust 1995-1C, Class 3IO, .2925%, 2/15/2025           781,819
                      TOTAL                                                              13,795,555
 NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES--19.8%
            5,556,211 (b)C-BASS ABS, LLC Series 1997-1, Class A-1, 7.17%, 2/1/2017        5,583,992
            2,627,755 GE Capital Mortgage Services, Inc. 1995-7, Class A-1, 7.50%,        2,652,324
                      9/25/2025
            1,454,272 (a)Glendale Federal Bank 1988-1, Class A, 7.402%,
            11/25/2027 1,471,084 2,281,009 (a)(b)Greenwich Capital Acceptance
            1991-4, 8.478%, 7/1/2019 2,306,671 2,333,957 (a)Greenwich Capital
            Acceptance 1993-AFCI, Class B-1, 7.618%, 2,366,772
                      9/25/2023
            2,883,240 (a)Greenwich Capital Acceptance 1993-LB2, Class A-1, 7.92%,         2,916,570
                      8/25/2023
            1,474,042 Greenwich Capital Acceptance 1993-LB3, Class A-1, 7.68%,            1,490,625
                      1/25/2024

 Federated Short-Term Income Fund

      PRINCIPAL
       AMOUNT                                                                            VALUE

 MORTGAGE-BACKED SECURITIES--CONTINUED
 NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES--CONTINUED
 $          7,604,048 (a)Greenwich Capital Acceptance 1994-B, Class A, 7.72%,        $    7,741,910
                      7/1/2018
              390,408 (b)Long Beach Federal Savings Bank 1992-3, Class A, 9.60%,            397,240
                      6/15/2022
            4,314,729 Prudential Home Mortgage Securities, Inc. 1992-5, Class A-6,        4,394,767
                      7.50%, 4/25/2007
            2,500,000 Prudential Home Mortgage Securities, Inc. 1992-32, Class A-6,       2,532,850
                      7.50%, 10/25/2022
            4,039,443 Residential Accredit Loans, Inc. 1996-QS8, Class A-3, 7.05%,        4,075,988
                      12/25/2026
            2,850,000 Residential Accredit Loans, Inc. 1997-QS2, Class A-3, 7.25%,        2,884,371
                      3/31/2027
              101,363 Residential Funding Mortgage Securities, Inc. 1993-S18, Class         101,132
                      A-2, 7.50%, 5/25/2023
            2,000,018 (a)Resolution Trust Corp. 1992-12, Class B-3, 7.851%,               2,010,018
                      1/25/2025
                      TOTAL                                                              42,926,314
                      TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $60,655,767)     61,440,542
 U.S. TREASURY NOTES--5.6%
            8,000,000 5.875%, 9/30/2002                                                   8,048,880
            4,000,000 6.375%, 5/15/2000                                                   4,065,040
                      TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $12,045,017)            12,113,920
                      TOTAL INVESTMENTS (IDENTIFIED COST $213,726,730)(C)             $ 214,961,977

(a) Denotes variable rate and floating rate obligations for which the current rate is shown.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1997, these securities amounted to $22,441,202 which represents 10.3% of net assets.

(c) The cost of investments for federal tax purposes amounts to $213,726,730. The net unrealized appreciation of investments on a federal tax basis amounts to $1,235,247 which is comprised of $2,076,510 appreciation and $841,263 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($217,014,523) at October 31, 1997.

The following acronyms are used throughout this portfolio:

FNMA --Federal National Mortgage Association
GNMA --Government National Mortgage Association
IO --Interest Only
PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                      FEDERATED SHORT-TERM INCOME FUND

                        OCTOBER 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                  $  214,961,977
 $213,726,730)
 Income receivable                                                                        2,142,655
 Receivable for investments sold                                                          4,418,338
 Receivable for shares sold                                                               1,052,767
   Total assets                                                                         222,575,737
 LIABILITIES:
 Payable for investments purchased                                    $ 3,068,020
 Income distribution payable                                            1,058,635
 Payable to bank                                                        1,422,246
 Accrued expenses                                                          12,313
   Total liabilities                                                                      5,561,214
 Net Assets for 24,777,267 shares outstanding                                        $  217,014,523
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $  241,132,375
 Net unrealized appreciation of investments                                               1,235,247
 Accumulated net realized loss on investments                                           (24,847,207)
 Distributions in excess of net investment income                                          (505,892)
   Total Net Assets                                                                  $  217,014,523
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $200,698,573 / 22,914,397 shares outstanding                                                 $8.76
 INSTITUTIONAL SERVICE SHARES:
 $16,315,950 / 1,862,870 shares outstanding                                                   $8.76

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                      FEDERATED SHORT-TERM INCOME FUND

                SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 7,117,052
 EXPENSES:
 Investment advisory fee                                                   $   445,013
 Administrative personnel and services fee                                      83,996
 Custodian fees                                                                  9,295
 Transfer and dividend disbursing agent fees and expenses                       39,499
 Directors'/Trustees' fees                                                       4,048
 Auditing fees                                                                   8,832
 Legal fees                                                                      2,024
 Portfolio accounting fees                                                      39,060
 Shareholder services fee--Institutional Shares                                256,680
 Shareholder services fee--Institutional Service Shares                         42,906
 Share registration costs                                                       14,285
 Printing and postage                                                           11,592
 Insurance premiums                                                              2,484
 Taxes                                                                           2,208
 Miscellaneous                                                                   3,771
   Total expenses                                                              965,693
 Waivers --
   Waiver of investment advisory fee                         $  (38,170)
   Waiver of shareholder services fee--Institutional Shares    (256,680)
   Waiver of shareholder services fee--Institutional            (21,453)
 Service Shares
     Total waivers                                                            (316,303)
       Net expenses                                                                         649,390
         Net investment income                                                            6,467,662
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                          (241,324)
 Net change in unrealized appreciation of investments                                     2,417,184
   Net realized and unrealized gain on investments                                        2,175,860
     Change in net assets resulting from operations                                     $ 8,643,522

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                      FEDERATED SHORT-TERM INCOME FUND

                                                                    SIX MONTHS
                                                                      ENDED
                                                                    (UNAUDITED)      YEAR ENDED
                                                                  OCTOBER 31, 1997  APRIL 30, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    6,467,662   $    14,812,810
 Net realized gain (loss) on investments ($241,324 net loss and          (241,324)         (629,217)
 $1,566,031 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                     2,417,184           928,955
   Change in net assets resulting from operations                       8,643,522        15,112,548
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (6,242,487)      (13,841,711)
   Institutional Service Shares                                          (501,938)         (971,099)
 Distributions in excess of net investment income
   Institutional Shares                                                        --          (229,129)
     Change in net assets resulting from distributions to              (6,744,425)      (15,041,939)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          49,010,497       139,918,706
 Net asset value of shares issued to shareholders in payment of         1,680,967         3,262,307
 distributions declared
 Cost of shares redeemed                                              (67,599,615)     (144,248,869)
   Change in net assets resulting from share transactions             (16,908,151)       (1,067,856)
     Change in net assets                                             (15,009,054)         (997,247)
 NET ASSETS:
 Beginning of period                                                  232,023,577       233,020,824
 End of period (including undistributed net investment income of   $  217,014,523   $   232,023,577
 $(505,892) and $(229,129), respectively)

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                          ENDED
                                                        (UNAUDITED)
                                                         OCTOBER 31,                  YEAR ENDED APRIL 30,
                                                            1997         1997      1996       1995        1994       1993
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 8.68       $ 8.68     $ 8.61     $ 8.85     $ 9.17     $ 8.98
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                       0.26         0.54       0.57       0.54       0.51       0.58
 Net realized and unrealized gain (loss) on investments      0.09         0.01       0.07      (0.24)     (0.32)      0.16
 Total from investment operations                            0.35         0.55       0.64       0.30       0.19       0.74
LESS DISTRIBUTIONS
 Distributions from net investment income                   (0.27)       (0.54)     (0.57)     (0.54)     (0.51)     (0.55)
 Distributions in excess of net investment income(a)           --        (0.01)        --         --         --         --
 Total distributions                                        (0.27)       (0.55)     (0.57)     (0.54)     (0.51)     (0.55)
NET ASSET VALUE, END OF PERIOD                             $ 8.76       $ 8.68     $ 8.68     $ 8.61     $ 8.85     $ 9.17
TOTAL RETURN(B)                                              4.05%        6.53%      7.51%      3.55%      2.04%      8.39%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                    0.56%*       0.56%      0.56%      0.56%      0.56%      0.51%
 Net investment income                                       5.83%*       6.21%      6.43%      6.22%      5.55%      6.07%
 Expense waiver/reimbursement(c)                             0.28%*       0.28%      0.29%      0.03%      0.08%      0.45%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                 $200,699     $214,438   $216,675   $219,649   $353,106   $144,129
 Portfolio turnover                                            26%          55%        77%        38%        44%        62%

* Computed on an annualized basis.

(a) Distributions in excess of net investment income for the year ended April 30, 1997, were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS - INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                          ENDED
                                                        (UNAUDITED)
                                                         OCTOBER 31,           YEAR ENDED APRIL 30,
                                                            1997       1997      1996      1995     1994         1993
 NET ASSET VALUE, BEGINNING OF PERIOD                      $ 8.68     $ 8.68    $ 8.61    $ 8.85    $ 9.17     $ 8.98
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.25       0.53      0.54      0.52      0.48       0.52
   Net realized and unrealized gain (loss) on investments    0.09         --      0.07     (0.24)    (0.32)      0.19
   Total from investment operations                          0.34       0.53      0.61      0.28      0.16       0.71
 LESS DISTRIBUTIONS
   Distributions from net investment income                 (0.26)     (0.53)    (0.54)    (0.52)    (0.48)     (0.52)
 NET ASSET VALUE, END OF PERIOD                            $ 8.76     $ 8.68    $ 8.68    $ 8.61    $ 8.85     $ 9.17
 TOTAL RETURN(A)                                             3.93%      6.27%     7.25%     3.29%     1.78%      8.12%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                  0.81%*     0.81%     0.81%     0.81%     0.81%      0.76%
   Net investment income                                     5.62%*     5.96%     6.17%     5.90%     5.30%      5.82%
   Expense waiver/reimbursement(b)                           0.29%*     0.28%     0.29%     0.27%     0.13%      0.45%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                $16,316    $17,586   $16,346   $17,091   $39,649    $15,673
   Portfolio turnover                                          26%        55%       77        38%       44%        62%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                      FEDERATED SHORT-TERM INCOME FUND

                        OCTOBER 31, 1997 (UNAUDITED)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to seek to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $24,147,796, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
      1998             $ 316,627
      1999             1,132,354
      2000             4,105,766
      2002               669,532
      2003             5,572,713
      2004            10,784,773
      2005             1,566,031
Additionally, net capital losses of $458,087 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at October 31, 1997, is as follows:

                 SECURITY                          ACQUISITION DATE    ACQUISITION COST
 Banco Nacional de Mexico, 1996-A                       1/9/1997         $2,935,781
 Bosque Asset Corp.                                    6/19/1997          2,749,957
 FMAC Loan Receivables Trust 1997-A                    6/16/1997          1,341,928
 KeyCorp., Series A                                    5/27/1997          2,997,210
 K Mart CMBS Financing, Inc., Series 1997-1            2/27/1997          4,000,000
 C-BASS ABS, LLC Series 1997-1                         2/25/1997          5,578,783
 Greenwich Capital Acceptance 1991-4                    1/7/1993          2,292,082
 Long Beach Federal Savings Bank 1992-3, Class A       6/29/1992            413,589

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                         Six Months Ended              Year Ended
                                                                         October 31, 1997            April 30, 1997
 Institutional Shares                                                 Shares        Amount        Shares         Amount
 Shares sold                                                         5,019,185   $ 43,825,401   15,252,983  $ 132,739,529
 Shares issued to shareholders in payment of distributions declared    169,021      1,473,823      321,221      2,792,262
 Shares redeemed                                                    (6,966,768)   (60,792,254) (15,832,329)  (137,838,962)
   Net change resulting from Institutional Share transactions       (1,778,562)  $(15,493,030)    (258,125) $  (2,307,171)

                                                                             Six Months Ended              Year Ended
                                                                             October 31, 1997            April 30, 1997
 Institutional Service Shares                                              Shares       Amount        Shares        Amount
 Shares sold                                                              593,704   $  5,185,096      825,563   $  7,179,177
 Shares issued to shareholders in payment of distributions declared        23,740        207,144       54,067        470,045
 Shares redeemed                                                         (779,591)    (6,807,361)    (736,958)    (6,409,907)
   Net change resulting from Institutional Service Share transactions    (162,147)  $ (1,415,121)      142,672   $ 1,239,315
     Net change resulting from share transactions                      (1,940,709)  $(16,908,151)    (115,453)  $ (1,067,856)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended October 31, 1997, were as follows:

PURCHASES         $55,020,336
SALES             $58,414,410

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                               Gregor F. Meyer

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Anthony R. Bosch

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

                                    NOTES

[Federated Securities Logo]

Federated Short-Term Income Fund
Semi-Annual Report
to Shareholders
October 31, 1997

Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
www.federatedinvetors.com

Cusip 31420C209
Cusip 31420C308
8112901 (12/97)

[recycled paper logo]